Subordinated Debentures	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Subordinated Debentures

21	Subordinated Debentures
These debentures are direct, unsecured obligations of the Bank and are subordinate to the claims of the Bank’s depositors and other creditors. The Bank, where appropriate, enters into interest rate and cross-currency swaps to hedge the related risks.

As at October 31 ($ millions)			2023	2022
Maturity date	Interest rate (%)	Terms (1)	Carrying value (2)	Carrying value (2)
June 2025	8.90	Redeemable at any time.	$252	$253
December 2025 (3)	4.50	U.S.$1,250 million.	1,714	1,690
January 2029 (3)	3.89	Redeemable on or after January 18, 2024. After January 18, 2024, interest will be payable at an annual rate equal to the three-month bankers’ acceptance rate plus 1.58%.	1,752	1,770
July 2029 (3)	2.836	Redeemable on or after July 3, 2024. After July 3, 2024, interest will be payable at an annual rate equal to the three-month bankers’ acceptance rate plus 1.18 % or the applicable alternative rate, including adjustments, as specified in the terms of the instrument.	1,339	1,459
August 2085	Floating	On August 31, 2023, the Bank redeemed these notes at 100% of their principal amount plus accrued interest to the redemption date.	–	78
May 2037 (3)	4.588	U . S . $1,250 million. Redeemable between April 12, 2027, and May 4, 2032. On May 4, 2032, interest will reset at the then prevailing 5-year U.S. treasury rate plus 2.050%.	1,676	1,644
May 2032 (3)	3.934	Redeemable on or after May 3, 2027. After May 3, 2027, interest will be payable quarterly at the then prevailing three-month bankers’ acceptance rate plus 1.52%.	1,587	1,575
December 2032 (3)	1.800	JPY 33,000 million. Redeemable on December 20, 2027. After December 20, 2027, interest will be payable semi-annually at the reference Japanese Government Bond rate plus 1.681% on the reset date.	301	–
August 2033 (3)	5.679	Redeemable on or after August 2, 2028. After August 2, 2028, interest will be payable at an annual rate equal to Daily Compounded CORRA plus 2.100%.	962	–
December 2033 (3)	1.830	JPY 12,000 million. Redeemable on December 1, 2028. After December 1, 2028, interest rate on the debentures will be reset to the prevailing yield of Japanese Government Bond rate plus 1.477% on the reset date.	110	–
			$9,693	$8,469

(1)	In accordance with the provisions of the Capital Adequacy Guideline of the Superintendent, all redemptions are subject to regulatory approval and subject to the terms in the relevant prospectus.
(2)
The carrying value of subordinated debentures may differ from par value due to the impact of fair value hedges used for managing interest rate risk and subordinated debentures held for market-making purposes.

(3)
These debentures contain non-viability contingent capital (NVCC) provisions. Under such NVCC provisions, outstanding debentures are convertible into a variable number of common shares if OSFI announces that the Bank has ceased, or is about to cease, to be viable, or if a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection, or equivalent support, from the federal government or any provincial government or political subdivision or agent thereof without which the Bank would have been determined by OSFI to be non-viable. If such a conversion were to occur, the debentures would be converted into common shares pursuant to an automatic conversion formula defined as
150
% of the par value plus accrued and unpaid interest divided by the conversion price and, where applicable, subject to translation at foreign exchange rates in effect at the time of conversion. The conversion price is based on the greater of: (i) a floor price of $
5.00
(subject to adjustments in certain events as set out in the respective prospectus supplements), and (ii) the current market price of the Bank’s common shares at the time of the trigger event (10-day we
i
ghted average).